Weighted Average Assumptions of Options Granted (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	22.23%	25.14%	29.30%
Risk-free interest rate	1.07%	1.59%	1.48%
Dividend yield	0.00%	0.00%	0.00%
Expected term (years)	4 years 7 months 24 days	5 years 7 months 2 days	5 years 6 months 4 days
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	23.24%	21.89%	21.47%
Risk-free interest rate	0.16%	0.07%	0.06%
Dividend yield	0.00%	0.00%	0.00%
Expected term (years)	6 months	6 months	6 months